Goodwill and Other Intangible Assets, Net (Details) - Schedule of other intangible assets - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Cost:
Cost		$ 1,302	$ 728
Accumulated amortization:
Accumulated amortization		816	708
Amortized cost		486	20
Customer relationship [Member]
Cost:
Cost	[1]	$ 1,032	728
Non-competition	[1]	8 years 9 months 18 days
Accumulated amortization:
Accumulated amortization	[1]	$ 758	708
Non-competition [Member]
Cost:
Cost	[1]	$ 270
Non-competition	[1]	4 years
Accumulated amortization:
Accumulated amortization	[1]	$ 58

[1]	Regarding intangibles acquired as part of business combination transaction during 2022 , see Note 3 above.